Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Accrued Liabilities
5. Accrued Liabilities
Accrued liabilities consisted of the following:

	March 31,	December 31,
	2022	2021

	(in thousands)
Accrued construction expenses	$135	$11,192
Accrued insurance	1,825	2,582
Accrued payroll	273	792
Accrued agriculture expenses	294	461
Accrued legal fees	3,448	273
Accrued other	746	720

Total accrued liabilities	$6,721	$16,020

6. Accrued Liabilities
Accrued liabilities consisted of the following:

	December 31,
	2021	2020

	(in thousands)
Accrued construction expenses	$11,192	$—
Accrued insurance	2,582	—
Accrued payroll	792	1,125
Accrued agriculture expenses	461	—
Accrued legal fees	273	—
Accrued other	748	169

Total accrued liabilities	$16,048	$1,294